Net Income Per Limited Partner Unit	12 Months Ended
Dec. 31, 2014
Net Income Per Limited Partner Unit
Net Income Per Limited Partner Unit

12. Net Income Per Limited Partner Unit

Prior to the reorganization and the IPO in November 2014, the Partnership’s businesses were conducted through the Contributing Landmark Funds and the various assets collectively rather than a single entity. As such, there was no single capital structure which to calculate historical earnings per common unit information and earnings per common unit information has not been presented for historical periods prior to the IPO.

The following table includes the results of operations of our Predecessor from January 1, 2014 through November 18, 2014 and of Landmark Infrastructure Partners LP for the period beginning November 19, 2014, the date the IPO was completed, through December 31, 2014.

	Landmark	Landmark	Landmark
	Infrastructure	Infrastructure	Infrastructure
	Partners LP	Partners LP Predecessor	Partners LP
	Period From	Period From
	November 19, 2014 to	January 1, 2014 to	Year Ended
	December 31, 2014	November 18, 2014 *	December 31, 2014 *
Total revenue	$1,680,771	$16,479,148	$18,159,919
Total expenses	(823,363)	(5,612,098)	(6,435,461)
Total other income and expenses	(3,555,756)	(6,336,831)	(9,892,587)
Net income (loss)	$(2,698,348)	$4,530,219	$1,831,871

*Prior-period financial information has been retroactively adjusted for Acquisitions made under common control. See Notes 1 and  3 for additional information.

Net loss per limited partner unit is calculated only for the period subsequent to the IPO as no units were outstanding prior to the IPO. Landmark’s subordinated units and the General Partner’s incentive distribution rights meet the definition of a participating security and therefore we are required to compute income per unit using the two-class method under which any excess of distributions declared over net income shall be allocated to the partners based on their respective sharing of income specified in the partnership agreement. Payments made to our unitholders are determined in relation to actual distributions declared and are not based on the net loss allocations used in the calculation of net loss per unit.

On January 26, 2015, the board of directors of our general partner declared our prorated initial quarterly cash distribution of $0.1344 per unit, or $1.0 million. This is the first distribution declared by the Partnership and corresponds to the minimum quarterly distribution of $0.2875 per unit, or $1.15 per unit annually. The amount is prorated for the 43-day period that the Partnership was public following the closing of its initial public offering on November 19, 2014. The distribution was paid on February 13, 2015, to unitholders of record as of February 6, 2015.

Net loss per unit applicable to limited partners (including subordinated unitholders) is computed by dividing limited partners’ interest in net loss, after deducting any General Partner incentive distributions, by the weighted-average number of outstanding common and subordinated units. Diluted net loss per unit includes the effects of potentially dilutive units on our subordinated and common units.

Basic and diluted net loss per common and subordinated unit are the same as there are no potentially dilutive subordinated units outstanding. There have been no changes to the outstanding shares after the closing of the IPO. As of December 31, 2014 there were no incentive distribution right amounts available for distribution to our general partner. Therefore, net income available to the limited partner units has not been reduced.

The calculation of net loss per unit is as follows:

	Limited Partner	Limited Partner
	Common	Subordinated	General
	Units – Public	Units – Landmark	Partner	Total
Net loss attributable to partners subsequent to initial public offering:
Distribution declared	$632,174	$421,359	$—	$1,053,533
Undistributed net loss	(2,251,183)	(1,500,698)	—	(3,751,881)
Net loss attributable to partners	$(1,619,009)	$(1,079,339)	$—	$(2,698,348)

Weighted-average units outstanding:
Basic and diluted	4,702,665	3,135,109	—	7,837,774

Net income per limited partner unit:
Basic and diluted	$(0.34)	$(0.34)